Fair Value of Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of quantitative information regarding Level 3 fair value measurements inputs at their measurement dates

	December 31,	June 30,
	2022	2023
Probability of conversion	—	75%
Probability of holding until maturity without conversion	—	25%
Remaining term until potential conversion trigger date (years)	—	0.17
Discount yield(1)	20%	13%
(1)	Estimated using a comparable bond analysis and under S&P Global Inc.’s credit rating scale using a multinominal logical regression.

	As of
	December 31,
	2021	2022
Probability of conversion	90%	—
Probability of holding until maturity without conversion	10%	—
Remaining term until potential conversion trigger date (years)	0.75	—
Discount yield(1)	17%	20%

Schedule of change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs

The following tables present a reconciliation of the Convertible Notes, which are measured at fair value (in thousands) on a recurring basis using significant unobservable inputs (Level 3):

		2019		2023
		Related		Related
	2019	Party	2023	Party
	Convertible	Convertible	Convertible	Convertible
	Notes	Notes	Notes	Notes	Total
Balance as of December 31, 2022	$11,392	$263	$—	$—	$11,655
Issuance of Convertible Notes	—	—	4,700	125	4,825
Change in fair value	2,359	44	371	10	2,784
Balance as of June 30, 2023	$13,751	$307	$5,071	$135	$19,264

	2019	Related Party
	Convertible	Convertible
	Notes	Notes	Total
Balance as of December 31, 2020	$10,807	$528	$11,335
Transfer from related party to unrelated party	270	(270)	—
Change in fair value	142	1	143
Balance as of December 31, 2021	11,219	259	11,478
Change in fair value	173	4	177
Balance as of December 31, 2022	$11,392	$263	$11,655

Graf Acquisition Corp. IV [Member]
Schedule of assets and liabilities that are measured at fair value on a recurring basis

	Quoted Prices in	Significant Other	Significant Other
June 30, 2023	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Liabilities
Derivative Warrant liability- Private warrants	$—	$—	$944,310

	Quoted Prices in	Significant Other	Significant Other
December 31, 2022	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets - Investments held in Trust Account (1)
U.S. Treasury securities	$172,885,459	$—	$—
Money market funds (1)	$602,742	$—	$—
Liabilities
Derivative Warrant liability- Private warrants	$—	$—	$424,940
(1)	Includes cash balance held within the Trust Account of $1,264 at December 31, 2022.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

December 31,2022

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets - Investments held in Trust Account(1)
U.S. Treasury securities	$172,885,459	$—	$—
Money market funds(1)	$602,742	$—	$—
Liabilities
Derivative Warrant liability- Private warrants	$—	$—	$424,940

December 31,2021

		Significant	Significant
		Other	Other
	Quoted Prices in	Observable	Unobservable
	Active Markets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets - Investments held in Trust Account(1)
U.S. Treasury securities	$171,656,153	$—	$—
Liabilities
Derivative Warrant liability- Private warrants	$—	$—	$5,571,410

Schedule of quantitative information regarding Level 3 fair value measurements inputs at their measurement dates

	June 30, 2023	December 31, 2022
Exercise price	$11.50	$11.50
Share price	$10.33	$9.95
Expected term (years)	5.17	5.40
Volatility	0.5%	5.50%
Risk-free rate	4.12%	3.98%
Probability of completion of Business Combination	50.00%	10.00%
Dividend yield (per share)	0.00%	0.00%

	December 31,	December 31,
	2022	2021
Exercise price	$11.50	$11.50
Share price	$9.95	$9.69
Expected term (years)	5.40	5.98
Volatility	5.50%	16.20%
Risk-free rate	3.98%	1.35%
Probability of completion of Business Combination	10.00%	100.00%
Dividend yield (per share)	0.00%	0.00%

Schedule of change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs

Derivative warrant liability at December 31, 2022	$424,940
Change in fair value of derivative warrant liability	236,070
Derivative warrant liability at March 31, 2023	$661,010
Change in fair value of derivative warrant liability	283,300
Derivative warrant liability at June 30, 2023	$944,310

Derivative warrant liability at December 31, 2021	$5,571,410
Change in fair value of derivative warrant liability	(2,691,270)
Derivative warrant liability at March 31, 2022	2,880,140
Change in fair value of derivative warrant liability	(1,605,330)
Derivative warrant liability at June 30, 2022	$1,274,810

Derivative warrant liability at December 31, 2021	$5,571,410
Change in fair value of derivative warrant liability	(5,146,470)
Derivative warrant liability at December 31, 2022	$424,940

Derivative warrant liability at January 28, 2021 (inception)	$—
Issuance of Private Placement Warrants	10,551,330
Issuance of Private Placement Warrants (over-allotment)	685,920
Change in fair value of derivative warrant liability	(5,665,840)
Derivative warrant liability at December 31, 2021	$5,571,410